Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Aggregate intangible amortization charged to comprehensive income (loss)	$ 6.1	$ 6.2	$ 18.3	$ 18.3